Effects of adoption of IFRS 17 - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets	[1]	$ 12,487		$ 11,419		$ 11,169
Redesignated financial asset as at fair value through profit or loss						1,849
Redesignated financial liability as at fair value through profit or loss						53,201
Loans and receivables and debt securities support policyholder liabilities, redesignated from an fair value through comprehensive income to fair value through profit or loss						1,068
Other operating income/(expense)	[2],[3]	(1,141)		(266)		1,687
Net interest income	[3]	35,796		30,377		26,489
Insurance finance (expense)/income	[3]	$ (7,809)		$ 13,799		0
Percentage of VFA contracts		90.00%
Release of CSM with in-force business, percent				9.00%
Equity		$ (192,610)	[1]	$ (185,197)	[1]	(196,318)	[1]	$ (204,995)
– insurance finance income/(expense) recognised in other comprehensive income		(364)		1,775	[4]	0	[4]
Reclassification adjustments on insurance finance income (expenses) from insurance contracts issued excluded from profit or loss, before tax				1,898
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity		3,507		7,038		(49)		(1,816)
Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity	[5]	(785)		(1,079)		696		$ 0
– insurance finance income/(expense) recognised in other comprehensive income	[5]	$ (364)		1,775
Total movements
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets						(9,453)
Loans and receivables and debt securities support policyholder liabilities, redesignated from an amortised cost classification to fair value through profit or loss						4,873
Other operating income/(expense)				(2,582)
Net interest income				30,377
Insurance finance (expense)/income				13,799
Equity				10,831		10,459	[6]
Total movements | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity	[6]					(683)
Total movements | Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity	[5],[6]					696
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets						(9,453)
Other operating income/(expense)				(265)
Net interest income				0
Insurance finance (expense)/income				0
Equity						(98,746)
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets						0
Other operating income/(expense)				0
Net interest income				(2,233)
Insurance finance (expense)/income				$ 0
Equity						$ (4,873)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	Other operating (expense)/income includes a loss on net monetary positions of $1,667m (2022: $678m; 2021: $576m) as a result of applying IAS 29
‘Financial Reporting in Hyperinflationary Economies’ and the disposal losses on capitalised Markets Treasury repositioning of $977m in 2023.

[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[5]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France.
Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).

[6]	The impact of IFRS 17 on previously reported total equity was $(10,831)m at 31 December 2022.